Hedge accounting (Detail 6.1) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Foreign Operations Hedge Accounting [Line Items]
Hedged structural exposures in several currencies	$ 11,500	$ 8,400
Hedges of net investments in foreign operations | Derivative financial instruments
Disclosure Of Foreign Operations Hedge Accounting [Line Items]
Nominal amount	11,992	11,537
Derivative financial assets	9	56
Derivative financial liabilities	171	48
Hedges of net investments in foreign operations | Hedging instruments: Non-derivative foreign currency assets and liabilities
Disclosure Of Foreign Operations Hedge Accounting [Line Items]
Nominal amount	217	229
Receivables from securities financing transactions	109	115
Payables from securities financing transactions	109	115
UBS AG
Disclosure Of Foreign Operations Hedge Accounting [Line Items]
Hedged structural exposures in several currencies	11,500	8,400
UBS AG | Hedges of net investments in foreign operations | Derivative financial instruments
Disclosure Of Foreign Operations Hedge Accounting [Line Items]
Nominal amount	11,875	11,432
Derivative financial assets	9	56
Derivative financial liabilities	170	45
UBS AG | Hedges of net investments in foreign operations | Hedging instruments: Non-derivative foreign currency assets and liabilities
Disclosure Of Foreign Operations Hedge Accounting [Line Items]
Nominal amount	217	229
Receivables from securities financing transactions	109	115
Payables from securities financing transactions	$ 109	$ 115